PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8. PROPERTY AND EQUIPMENT, NET

The following summarizes property and equipment as of June 30, 2024 and December 31, 2023:

	2024	2023
Software and computer equipment	$759,031	$809,031
Furniture and fixtures	230,883	230,883
Vehicles	59,545	59,545
Equipment	15,873	15,873
	1,065,332	1,115,332
Less accumulated depreciation	(916,308)	(881,024)
Property and equipment, net	$149,024	$234,308

Depreciation expense for the six months ended June 30, 2024 and 2023, was $35,284 and $28,088, respectively.

The following summarizes capitalized software development costs as of June 30, 2024:

Capitalized software development costs	$1,483,438
Less accumulated amortization	(137,916)
Capitalized software development costs, net	$1,345,522